The Advisors’ Inner Circle Fund II	3EDGE
Dynamic Fixed Income ETF
December 31, 2024
(Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS — 99.2%
Global X 1-3 Month T-Bill ETF	127,014	$12,714,101
Goldman Sachs Access Treasury 0-1 Year ETF	131,715	13,160,963
iShares 0-3 Month Treasury Bond ETF	182,078	18,266,065
iShares TIPS Bond ETF	687	73,200
SPDR Bloomberg 1-3 Month T-Bill ETF	208,688	19,080,344
SPDR Portfolio Intermediate Term Treasury ETF	257,357	7,175,113
SPDR Portfolio TIPS ETF	779,857	19,738,180
Vanguard Intermediate-Term Treasury ETF	215,628	12,506,424
Vanguard Total Bond Market ETF	174,611	12,556,277
WisdomTree Bloomberg U.S. Dollar Bullish Fund	343,957	9,513,851

Total Exchange Traded Funds
(Cost $126,001,747)		124,784,518

SHORT-TERM INVESTMENT — 1.3%
First American Government Obligations Fund - Cl X, 4.41%(A)	1,598,907	1,598,907

Total Short-Term Investment
(Cost $1,598,907)		1,598,907

Total Investments - 100.5%
(Cost $127,600,654)		$126,383,425

Percentages are based on Net Assets of $125,812,262.

(A)	The rate shown is the 7-day effective yield as of December 31, 2024.

Cl — Class ETF — Exchange Traded Fund
SPDR — Standard & Poor's Depositary Receipts
TIPS — Treasury Inflation Protected Security

EDG-QH-001-0100

The Advisors’ Inner Circle Fund II	3EDGE
Dynamic Hard Assets ETF
December 31, 2024
(Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS — 101.6%
Harbor Commodity All Weather Strategy ETF	292,412	$6,472,657
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	395,280	5,134,687
iShares 0-5 Year TIPS Bond ETF	86,483	8,700,190
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	128,645	6,728,031
Sprott Physical Gold and Silver Trust*	295,994	7,032,817
Sprott Physical Gold Trust*	474,955	9,565,593

Total Exchange Traded Funds
(Cost $44,616,633)		43,633,975

SHORT-TERM INVESTMENT — 1.6%
First American Government Obligations Fund - Cl X, 4.41%(A)	696,195	696,195

Total Short-Term Investment
(Cost $696,195)		696,195

Total Investments - 103.2%
(Cost $45,312,828)		$44,330,170

Percentages are based on Net Assets of $42,942,251.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of December 31, 2024.

Cl — Class
ETF — Exchange Traded Fund
TIPS — Treasury Inflation Protected Security

EDG-QH-001-0100

The Advisors’ Inner Circle Fund II	3EDGE
Dynamic International Equity ETF
December 31, 2024
(Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS — 99.0%
Franklin FTSE Japan Hedged ETF	30,711	$962,483
Innovator Emerging Markets Power Buffer ETF - January*	22,005	647,827
Innovator International Developed Power Buffer ETF - January*	47,629	1,439,729
iShares Currency Hedged MSCI Eurozone ETF	51,255	1,836,979
iShares MSCI EAFE ETF	379	28,656
iShares MSCI India ETF	33,542	1,765,651
SPDR MSCI ACWI ex-US ETF	101,127	2,825,489
SPDR Portfolio Emerging Markets ETF	29,879	1,146,457
SPDR S&P Emerging Markets SmallCap ETF	6,071	355,821
Vanguard Total International Stock ETF	47,884	2,821,805
WisdomTree Japan Hedged SmallCap Equity Fund	12,293	425,092

Total Exchange Traded Funds
(Cost $14,922,284)		14,255,989

SHORT-TERM INVESTMENT — 1.6%
First American Government Obligations Fund - Cl X, 4.41%(A)	233,358	233,358

Total Short-Term Investment
(Cost $233,358)		233,358

Total Investments - 100.6%
(Cost $15,155,642)		$14,489,347

Percentages are based on Net Assets of $14,399,957.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of December 31, 2024.

ACWI — All Country World Index
Cl — Class EAFE — Europe, Australasia, Far East
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
SPDR — Standard & Poor’s Depositary Receipt
S&P— Standard & Poor's

EDG-QH-001-0100

The Advisors’ Inner Circle Fund II	3EDGE
Dynamic US Equity ETF
December 31, 2024
(Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS — 99.5%
Communication Services Select Sector SPDR Fund	35,118	$3,399,774
Consumer Discretionary Select Sector SPDR Fund	17,906	4,017,211
Consumer Staples Select Sector SPDR Fund	19,514	1,533,996
Energy Select Sector SPDR Fund	9,829	841,952
Financial Select Sector SPDR Fund	84,921	4,104,232
Global X Defense Tech ETF	173,476	6,489,737
Health Care Select Sector SPDR Fund	21,848	3,005,629
Industrial Select Sector SPDR Fund	16,053	2,115,143
iShares MSCI USA Quality Factor ETF	36,762	6,546,577
Materials Select Sector SPDR Fund	4,518	380,145
Real Estate Select Sector SPDR Fund	12,885	524,033
Technology Select Sector SPDR Fund	41,939	9,751,656
Utilities Select Sector SPDR Fund	10,439	790,128
Vanguard Dividend Appreciation ETF	54,566	10,685,660

Total Exchange Traded Funds
(Cost $54,874,834)		54,185,873

SHORT-TERM INVESTMENT — 0.7%
First American Government Obligations Fund - Cl X, 4.41%(A)	378,980	378,980

Total Short-Term Investment
(Cost $378,980)		378,980

Total Investments - 100.2%
(Cost $55,253,814)		$54,564,853

Percentages are based on Net Assets of $54,471,261.

(A)	The rate shown is the 7-day effective yield as of December 31, 2024.

Cl — Class ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
SPDR — Standard & Poor's Depositary Receipts

EDG-QH-001-0100